Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	9 Months Ended
	Nov. 07, 2022	Mar. 15, 2022	Oct. 20, 2022	Feb. 01, 2022	Mar. 02, 2022	Sep. 30, 2022
Stock issued for professional services, shares				250,000		1,224,242
Stock issued for professional services, cash proceeds				$ 137,500
Stock issued for professional services, value per share				$ 0.55
Equity Commitment Agreement [Member]
Payment for equity commitment agreement		$ 200,000
Stock issued under equity commitment agreement		381,530
Purchase of common stock under equity commitment agreement		$ 2,000,000
Consulting Services
Stock issued for professional services, shares					484,214
Subsequent Event [Member]
Stock issued for professional services, shares			181,851
Equity Financing Agreement [Member]
Common Stock, par value per share	$ 0.0001
Common stock shares purchase amount	$ 10,000,000
Agreement description	Jefferson agreed to purchase up to $10 million shares of the Company’s common stock, par value $0.0001 per share, over the course of twenty-four (24) months following the effectiveness of the Company’s registration statement (the “Effective Date”) registering such shares.